Segmented Information and Economic Dependence - Summary of Geographical Segments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 20,665	$ 19,364
Non-current assets	61,021	56,177
Net income (loss)	(26,560)	(16,709)
Interest and accretion	396	419
Amortization and depreciation	6,685	3,769
United States of America
Disclosure Of Geographical Areas [Line Items]
Revenues	9,365	6,816
Europe
Disclosure Of Geographical Areas [Line Items]
Revenues	9,450	9,429
Canada
Disclosure Of Geographical Areas [Line Items]
Revenues	618	572
Australia
Disclosure Of Geographical Areas [Line Items]
Revenues	630	1,540
North America
Disclosure Of Geographical Areas [Line Items]
Non-current assets	1,025	1,481
Net income (loss)	(12,601)	(11,424)
Interest and accretion	19	51
Amortization and depreciation	720	778
North America | Corporate
Disclosure Of Geographical Areas [Line Items]
Non-current assets	89	76
Net income (loss)	(8,422)	(9,340)
Interest and accretion	39	258
Amortization and depreciation	14	56
Belgium
Disclosure Of Geographical Areas [Line Items]
Non-current assets	40,406	41,355
Net income (loss)	(7,024)	(215)
Interest and accretion	20	3
Amortization and depreciation	2,543	0
Netherlands
Disclosure Of Geographical Areas [Line Items]
Non-current assets	19,501	13,265
Net income (loss)	1,487	4,270
Interest and accretion	318	107
Amortization and depreciation	3,408	2,935
Other
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 602	$ 1,007